CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Cash and cash deposits:
Cash and cash equivalents		¥ 3,316,238	¥ 3,509,754
Time deposits		320,754	281,422
Deposits with stock exchanges and other segregated cash		426,519	373,559
Total cash and cash deposits		4,063,511	4,164,735
Loans and receivables:
Loans receivable (includes ¥818,523 and ¥1,210,590 at fair value)		3,579,727	2,943,472
Receivables from customers (includes ¥163,388 and ¥86,839 at fair value)		417,661	459,090
Receivables from other than customers (includes ¥ nil and ¥10,362 at fair value)		1,069,660	793,669
Allowance for credit losses		(66,346)	(53,784)
Total loans and receivables		5,000,702	4,142,447
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥366,506 and ¥297,653 at fair value)		11,879,312	10,775,078
Securities borrowed		4,997,129	5,264,360
Total collateralized agreements		16,876,441	16,039,438
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥5,587,555 and ¥4,643,412; includes ¥10,122 and ¥14,328 at fair value)		15,230,817	15,674,354
Private equity and debt investments (includes ¥3,599 and ¥10,770 at fair value)		65,193	63,825
Total trading assets and private equity and debt investments		15,296,010	15,738,179
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥395,429 and ¥426,081)		419,047	464,449
Non-trading debt securities (includes assets pledged of ¥ 9,427 and ¥ 17,823)		484,681	426,758
Investments in equity securities (includes assets pledged of ¥ nil and ¥ 606)		133,897	126,649
Investments in and advances to affiliated companies (includes assets pledged of ¥ nil and ¥ 5,038)		364,281	364,393
Other (includes ¥171,482 and ¥169,080 at fair value)		773,586	1,049,432
Total other assets		2,175,492	2,431,681
Total assets		43,412,156	42,516,480
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥634,714 and ¥710,629 at fair value)	[1]	1,050,141	1,368,098
Payables and deposits:
Payables to customers		1,522,961	1,454,755
Payables to other than customers		1,636,725	1,773,699
Deposits received at banks (includes ¥49,874 and ¥71,156 at fair value)		1,760,679	1,342,464
Total payables and deposits		4,920,365	4,570,918
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥224,056 and ¥411,847 at fair value)		12,574,556	13,360,429
Securities loaned (includes ¥128,886 and ¥104,606 at fair value)		1,567,351	1,380,629
Other secured borrowings		396,291	392,515
Total collateralized financing		14,538,198	15,133,573
Trading liabilities		9,652,118	9,473,261
Other liabilities (includes ¥44,708 and ¥52,110 at fair value)		1,020,225	1,239,167
Long-term borrowings (includes ¥4,098,457 and ¥4,557,326 at fair value)		9,258,306	7,975,012
Total liabilities		40,439,353	39,760,029
Commitments and contingencies
Common stock
No par value shares; Authorized—6,000,000,000 shares Issued—3,233,562,601 shares Outstanding—3,063,155,434 and 3,017,804,012 shares		594,493	594,493
Additional paid-in capital		697,507	696,122
Retained earnings		1,606,987	1,533,713
Accumulated other comprehensive income		127,973	(38,144)
Total NHI shareholders' equity before treasury stock		3,026,960	2,786,184
Common stock held in treasury, at cost—170,407,167 and 215,758,589 shares		(112,355)	(91,246)
Total NHI shareholders' equity		2,914,605	2,694,938
Noncontrolling interests		58,198	61,513
Total equity		2,972,803	2,756,451
Total liabilities and equity		43,412,156	42,516,480
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		62,000	13,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments		1,024,000	984,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥395,429 and ¥426,081)		10,000	51,000
Other (includes ¥171,482 and ¥169,080 at fair value)		115,000	26,000
Total other assets		125,000	77,000
Total assets		1,211,000	1,074,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥634,714 and ¥710,629 at fair value)		95,000	74,000
Collateralized financing:
Trading liabilities		0	2,000
Other liabilities (includes ¥44,708 and ¥52,110 at fair value)		6,000	2,000
Long-term borrowings (includes ¥4,098,457 and ¥4,557,326 at fair value)		797,000	763,000
Borrowings		892,000	837,000
Total liabilities		¥ 898,000	¥ 841,000

[1]	Includes secured borrowings of ¥55,569 million as of March 31, 2021 and ¥92,580 million as of March 31, 2022.